Concentration Risk	12 Months Ended
Sep. 30, 2024
Concentration Risk [Abstract]
CONCENTRATION RISK
19.	CONCENTRATION RISK

Customer

For the year ended September 30, 2024, one customer accounted for 12.6% of the Company’s total revenues. For the year ended September 30, 2022 and 2023, no customer accounted for more than 10.0% of the Company’s total revenue.

As of September 30, 2024, four customers accounted for 85.4% of the total balance of accounts receivables. As of September 30, 2023, none of customer accounted for more than 10.0% of the total balance of accounts receivables.

Vendor

For the year ended September 30, 2024, two vendors accounted for 22.1% of the Company’s total cost of revenues. For the year ended September 30, 2022 and 2023, no vendors accounted for more than 10.0% of the Company’s total cost of revenue.

As of September 30, 2024, one vendor accounted for 28.7% of the total balance of accounts payable. As of September 30, 2023, none of vendor accounted for more than 10.0% of the total balance of accounts payable.